Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001972234
Document Type	POS AM
Entity Registrant Name	VENHUB GLOBAL, INC.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 4 (the “Amendment”) to our Registration Statement on Form S-1 is being filed for the limited purpose of responding to comments of the staff of the Securities and Exchange Commission (the “SEC”) issued Although our Registration Statement previously became effective pursuant to Section 8(a) of the Securities Act of 1933 on October 23, 2024, we have addressed additional comments from the SEC in order to complete its review in connection with our Nasdaq listing application.This Amendment does not register any additional securities, does not constitute an offer to sell or the solicitation of an offer to buy any securities, and does not restart the offering period. The resale offering covered by the previously effective Registration Statement remains effective; however, this Amendment is being filed solely to provide the updated disclosures necessary to address outstanding SEC comments and to ensure that investors and selling shareholders have current and accurate information.
Amendment Flag	true